Income Taxes - Schedule of Composition of Income Tax Expense (Benefit) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income taxes paid (refund) [abstract]
Current tax expense	¥ 208,513	¥ 131,952	¥ 238,856
Deferred tax benefit	136,108	141,888	343,900
Total	¥ 72,405	¥ (9,936)	¥ (105,044)